Financial Instruments - Summary of Financial Assets Measured at Level 3 Fair Value (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of fair value measurement of assets [line items]
Beginning Balance	$ 357,930,576		$ 364,986,892
Ending Balance	363,922,272	$ 12,278,079	357,930,576	$ 364,986,892
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	904,790	30,526	741,089	778,866
Purchases	2,649	89	495,928	2,010
Total gain or loss in profit or loss	28	1	(100,734)	(15,891)
Total gain or loss in other comprehensive income	17,284	583	(202,565)	21,195
Disposals	(16,202)	(547)	(28,928)	(45,091)
Ending Balance	$ 908,549	$ 30,652	$ 904,790	$ 741,089